Deposit Liabilities (Schedule Of Deposit Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Noninterest-bearing deposits, Domestic deposits	$ 1,977,000,000	$ 2,029,000,000
Interest-bearing Deposit Liabilities, Domestic, by Component [Abstract]
Domestic Interest-bearing deposits, Savings and money market checking accounts	13,871,000,000	9,035,000,000
Domestic Interest-bearing deposits, Certificates of deposit	31,084,000,000	28,540,000,000
Domestic Interest-bearing deposits, Dealer deposits	983,000,000	1,769,000,000
Total domestic deposit liabilities	47,915,000,000	41,373,000,000
Interest-bearing Deposit Liabilities, Foreign, by Component [Abstract]
Foreign Interest-bearing deposits, Savings and money market checking accounts	0	1,408,000,000
Foreign Interest-bearing deposits, Certificates of deposit	0	1,958,000,000
Foreign Interest-bearing deposits, Dealer deposits	0	311,000,000
Total Foreign deposit liabilities	0	3,677,000,000
Total deposit liabilities	47,915,000,000	45,050,000,000
Time Deposits, $100,000 or More, Domestic	$ 12,000,000,000	$ 10,000,000,000